CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss) for the year	$ 334	$ (91,022)
Items not involving cash:
Amortization and depletion	40,751	35,185
Impairment of goodwill (note 5)		38,682
Change in reclamation and remediation provisions	41	9,752
Loss (gain) on derivative instruments	27,980	(2,354)
Unrealized foreign exchange loss	13,300	2,785
Income tax expense	3,791	744
Share-based compensation	2,462	1,726
Other non-cash items (note 29(a))	6,264	8,462
Interest received	346	686
Interest paid	(3,944)	(5,692)
Loss on settlement of derivative instruments	(21,552)
Income taxes paid	(728)	(440)
Cash flows from (used in) operations before changes in working capital	69,045	(1,486)
Changes in non-cash working capital:
Trade and other receivables	(1,335)	4,568
Reclamation and remediation provisions	(902)
Inventories	(5,063)	10,521
Other current assets	(2,468)	212
Trade payables and accrued liabilities	9,612	(28)
Net cash provided by operating activities	68,889	13,787
Cash flows from investing activities:
Cash restricted for Coricancha environmental bond	(21)	371
Cash received on acquisition of Beadell		1,441
Redemptions of (investments in) short-term deposits and restricted cash, net		25,941
Repayment received prior to Acquisition on loan advanced to Beadell		3,069
Advances to Beadell prior to Acquisition		(354)
Additions to mineral properties, plant and equipment	(41,948)	(25,910)
Net cash provided by (used in) investing activities	(41,969)	4,558
Cash flows from financing activities:
Proceeds from bought deal financing, net (note 16(f))	14,705	15,939
Payment of lease liabilities	(5,774)	(6,190)
Proceeds from borrowings	36,013	32,210
Repayment of borrowings	(44,836)	(48,444)
Proceeds from exercise of share options	720	504
Net cash provided by (used in) financing activities	828	(5,981)
Effect of foreign currency translation on cash and cash equivalents	(1,322)	82
Increase in cash and cash equivalents	26,426	12,446
Cash and cash equivalents, beginning of year	36,970	24,524
Cash and cash equivalents, end of year	$ 63,396	$ 36,970